Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Recorded Balances and Transactions with Related Parties
Balances and transactions with related parties recorded in the Company’s consolidated financial statements were as follows:

	As of December 31, 2018	As of December 31, 2017
Balances with Parent and affiliates:
Receivables	$0.1	$0.1
Payables	22.9	17.1

	Successor Company			Predecessor Company
	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016
Transactions with Parent and affiliates:
Payments related to commutation endorsements (1)	$5.6	$7.8	$7.4	$0.6
Shared services expenses allocated, net (2)	8.4	6.9	6.1	0.4
Concessions, general agent fees, administrative and underwriting fees (3)	10.2	10.7	8.0	0.9
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(1)
Commutation endorsements reduce the reserves reported in funds held under deposit contracts on the consolidated balance sheets and interest credited on the consolidated statements of income (loss), net of related payments.

(2)	Reported primarily in other underwriting and operating expenses on the consolidated statements of income (loss).

(3)	Reported in policy fees, contract charges, and other on the consolidated statements of income (loss).